DEPOSITS - Schedule of Deposits on Aircraft (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deposit Assets [Line Items]
Total deposits	$ 46,856	$ 40,816	$ 12,956
Less current portion	(25,200)	(25,125)	(833)
Total deposits, non-current	21,656	15,691	12,123
Other Deposits
Deposit Assets [Line Items]
Total deposits	406	516	123
Gulfstream G-280 And Honda HA-420
Deposit Assets [Line Items]
Total deposits	46,450	40,300	12,833
Less current portion	(25,200)	(25,050)	(833)
Total deposits, non-current	21,250	15,250	12,000
Gulfstream G-280
Deposit Assets [Line Items]
Total deposits	45,000	39,000	12,000
HondaJet HA-420
Deposit Assets [Line Items]
Total deposits	1,450	1,300	$ 833
Total deposits, non-current	$ 1,500	$ 1,300